Investments in associates and joint ventures - Summary of Combined Information of Investments Accounted for Using the Equity Method (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Share of profit or loss
Total	¥ (7,801)	¥ 10,502	¥ 24,449
Share of other comprehensive income
Total	(1,248)	5,348	3,699
Share of comprehensive income
Total	(9,049)	15,850	28,148
Aggregated Individually Immaterial Associates [member]
Share of profit or loss
Total	19,746	19,727	22,637
Share of other comprehensive income
Total	(1,268)	5,311	3,659
Share of comprehensive income
Total	18,478	25,038	26,296
Aggregated individually immaterial joint ventures [member]
Share of profit or loss
Total	(27,547)	(9,225)	1,812
Share of other comprehensive income
Total	20	37	40
Share of comprehensive income
Total	¥ (27,527)	¥ (9,188)	¥ 1,852